Segmented information - Results of Operations and Assets for Segments (Detail) $ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Revenue
Revenue (1)(2)	$ 366,239		$ 337,123	$ 861,076	$ 758,798
Fuel, power and water purchased	93,592		73,495	265,882	197,262
Net revenue	272,647		263,628	595,194	561,536
Operating expenses	120,262		118,575	241,384	228,594
Administrative expenses	13,563		12,324	26,147	23,429
Depreciation and amortization	64,781		62,697	133,430	125,194
Gain on foreign exchange	(1,272)		(2,933)	(1,071)	(2,975)
Operating income	75,313		72,965	195,304	187,294
Interest expense	38,429		37,187	73,929	86,039
Interest, dividend, equity and other income	(10,892)		(2,063)	(21,553)	(4,541)
Change in value of investment carried at fair value (note 6(a))	(15,033)		0	101,971	0
Other	1,343		(1,356)	8,249	48,231
Earnings (loss) before income taxes	61,466		39,197	32,708	57,565
Property, plant and equipment	6,307,525			6,307,525		$ 6,304,897
Equity-method investees	34,109			34,109		32,267
Total assets	8,920,674			8,920,674		8,397,408
Capital expenditures	83,096	$ 142,769		241,270	298,657
Revenue related to alternative revenue programs	5,339			5,970
Revenue Not from Contract with Customer, Hedging Gains	4,846			13,230
Liberty Power Group
Revenue
Revenue (1)(2)	56,213		57,005	126,769	114,954
Fuel, power and water purchased	4,523		3,716	13,454	9,242
Net revenue	51,690		53,289	113,315	105,712
Operating expenses	18,748		17,143	37,396	31,649
Administrative expenses	4,166		4,711	7,745	8,014
Depreciation and amortization	19,790		20,325	43,433	40,096
Gain on foreign exchange	0		0	0	0
Operating income	8,986		11,110	24,741	25,953
Interest expense	13,127		9,487	22,867	17,844
Interest, dividend, equity and other income	(8,915)		(514)	(17,676)	(1,435)
Change in value of investment carried at fair value (note 6(a))	0			0
Other	(157)		534	(40)	1,728
Earnings (loss) before income taxes	4,931		1,603	19,590	7,816
Property, plant and equipment	2,185,137			2,185,137		2,246,869
Equity-method investees	32,887			32,887		29,710
Total assets	2,979,099			2,979,099		2,474,293
Capital expenditures	10,552		73,418	72,537	87,153
Liberty Utilities Group [Member]
Revenue
Revenue (1)(2)	310,026		280,118	734,307	643,844
Fuel, power and water purchased	89,069		69,779	252,428	188,020
Net revenue	220,957		210,339	481,879	455,824
Operating expenses	101,514		101,432	203,988	196,945
Administrative expenses	9,212		7,955	18,057	15,090
Depreciation and amortization	44,740		42,124	89,484	84,597
Gain on foreign exchange	0		0	0	0
Operating income	65,491		58,828	170,350	159,192
Interest expense	24,767		27,278	49,971	47,962
Interest, dividend, equity and other income	(1,360)		(871)	(2,760)	(1,867)
Change in value of investment carried at fair value (note 6(a))	0			0
Other	442		(1,939)	(355)	649
Earnings (loss) before income taxes	41,642		34,360	123,494	112,448
Property, plant and equipment	4,089,947			4,089,947		4,023,479
Equity-method investees	953			953		2,220
Total assets	5,834,208			5,834,208		5,819,440
Capital expenditures	72,544		69,351	168,733	211,504
Corporate
Revenue
Revenue (1)(2)	0		0	0	0
Fuel, power and water purchased	0		0	0	0
Net revenue	0		0	0	0
Operating expenses	0		0	0	0
Administrative expenses	185		(342)	345	325
Depreciation and amortization	251		248	513	501
Gain on foreign exchange	(1,272)		(2,933)	(1,071)	(2,975)
Operating income	836		3,027	213	2,149
Interest expense	535		422	1,091	20,233
Interest, dividend, equity and other income	(617)		(678)	(1,117)	(1,239)
Change in value of investment carried at fair value (note 6(a))	(15,033)			101,971
Other	1,058		49	8,644	45,854
Earnings (loss) before income taxes	14,893		3,234	(110,376)	(62,699)
Property, plant and equipment	32,441			32,441		34,549
Equity-method investees	269			269		337
Total assets	107,367			107,367		$ 103,675
Capital expenditures	$ 0		$ 0	$ 0	$ 0